SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL AND RESERVES [Text Block]
9.	SHARE CAPITAL AND RESERVES

Authorized Capital - Unlimited number of common shares with no par value and unlimited number of preferred shares.

Issued

For the year ended December 31, 2017:

(a)

During the year ended December 31, 2017, the Company issued a total of 1,424,445 common shares on the exercise of 199,446 options at a price of $0.24, 100,000 options at a price of $0.40, 50,000 options at a price of $0.425, 200,000 options at a price of $0.46, 300,000 options at a price of $0.50, 83,333 options at a price of $0.62, 250,000 options at a price of $0.64, 16,667 options at a price of $2.24, 58,333 options at a price of $2.65 and 166,666 options at a price of $2.24 for total proceeds of $1,128,032. As a result of the exercises, $853,100 was reclassified from reserves to share capital.

(b)	In May 2017, the Company issued a total of 5,714,286 common shares on the exercise of 5,714,286 warrants at a price of $0.50 for total proceeds of $2,857,143.

(c)	On June 12, 2017, the Company issued a total of 327,863 common shares at the then fair value of $963,917 to the holders of the 2016 Debentures for the share portion of the debenture interest payment.

(d)

On July 21, 2017, the Company completed a private placement pursuant to which it issued a total of 24,146,424 common shares at a price of US$2.0707 for gross proceeds of $62,745,000 (US$50 million). The Company also issued 869,271 common shares valued at $2,258,820 to the debenture holders as part of the establishment fee equal to 3% of the principal amount of the 2017 Debentures. Total share issuance costs for this financing was $2,513,028.

(e)

On September 18, 2017, the Company issued 111,110 common shares at the then fair value of $333,330 to acquire the remaining 40% interest in the Dufferin Lake property included in the Other Athabasca Basin Properties (Note 5(b)). Total share issuance costs for this transaction was $6,604.

(f)	On December 12, 2017, the Company issued 555,670 common shares at the then fair value of $1,955,959 to the convertible debenture holders for the share portion of the debenture interest payment.

For the year ended December 31, 2016:

(a)

On January 12, 2016, the Company issued 921,204 common shares and 460,602 common share purchase warrants on the exercise of 921,204 broker warrants at a price of $0.45 for total proceeds of $414,542. On February 11, 2016, the Company issued 460,602 common shares on the exercise of 460,602 common share purchase warrants at a price of $0.65 for additional proceeds of $299,391. As a result of the exercise, $221,089 was reclassified from reserves to share capital.

(b)

On February 10, 2016 and February 12, 2016, the Company issued a total of 153,534 common shares on the exercise of 153,534 common share purchase warrants at a price of $0.65 for total proceeds of $99,796.

(c)

On February 26, 2016, the Company issued 49,861 common shares at the then fair value of $48,864 for the acquisition of exploration and evaluation assets included in the Other Athabasca Basin Properties (Note 5b).

(d)

During the three months ended March 31, 2016, the Company issued a total of 460,603 common shares on the exercise of 307,069 broker warrants and 153,534 common share purchase warrants at an exercise price of $0.45 and $0.65, respectively, for total proceeds of $237,978. As a result of the exercise, $73,697 was reclassified from reserves to share capital.

(e)

During the three months ended March 31, 2016, the Company issued 12,791,500 common shares on the exercise of 12,791,500 warrants at a price of $0.65 for total proceeds of $8,314,475. As a result of the exercise, $639,575 was re- allocated from reserves to share capital. The Company also issued 190,000 common shares on the exercise of 140,000 options at a price of $0.425 and 50,000 at a price of $0.46 for total proceeds of $82,500. As a result of the exercise, $40,940 was reclassified from reserves to share capital.

(f)	On June 10, 2016, the Company issued 1,005,586 common shares valued at $2,292,480 to the debenture holders as part of the establishment fee equal to 3% of the principal amount of the 2016 Debentures.
(g)

During the three months ended June 30, 2016, the Company issued a total of 110,000 common shares on the exercise of 60,000 options at a price of $0.425 and 50,000 options at a price of $0.40 for total proceeds of $45,500. As a result of the exercise, $21,306 was reclassified from reserves to share capital.

(h)

During the three months ended September 30, 2016, the Company issued a total of 875,000 common shares on the exercise of 800,000 options at a price of $0.40, 50,000 options at a price of $0.46 and 25,000 options at a price of $0.50 for total proceeds of $355,500. As a result of the exercise, $223,607 was reclassified from reserves to share capital.

(i)	On December 12, 2016, the Company issued 521,115 common shares valued at $1,125,608 to the convertible debenture holders for the share portion of the debenture interest payment.

(j)

During the three months ended December 31, 2016, the Company issued a total of 1,766,666 common shares on the exercise of 131,914 options at $0.24, 1,218,086 options at $0.40, 133,333 options at $0.46, 200,000 options at $0.50 and 83,333 options at $0.64 for total proceeds of $733,560. As a result of the exercise, $440,721 was reclassified from reserves to share capital.

Warrants

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding at December 31, 2015	19,918,592	$0.59
Exercised	(14,787,443)	0.63
Issued on exercise of broker warrants	614,137	0.65
Expired	(31,000)	0.65
Outstanding at December 31, 2016	5,714,286	0.50
Exercised	(5,714,286)	0.50
Outstanding at December 31, 2017	-	$-

Stock Options

Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.

The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.

Stock option transactions and the number of stock options are summarized as follows:

		Weighted
	Number of	Average
	Stock Options	Exercise Price
Outstanding at December 31, 2015	27,124,446	$0.48
Granted	10,200,000	2.45
Exercised	(2,941,666)	0.41
Expired	(116,667)	2.65
Forfeited	(800,001)	1.36
Outstanding at December 31, 2016	33,466,112	$1.06
Granted	6,200,000	3.27
Exercised	(1,424,445)	0.79
Forfeited	(383,333)	2.53
Outstanding at December 31, 2017	37,858,334	$1.42
Number of options exercisable	30,783,334	$1.07

As at December 31, 2017, the Company has stock options outstanding and exercisable as follows:

			Remaining
Number of	Number	Exercise	Contractual
Options	Exercisable	Price	Life (Years)	Expiry Date

3,600,000	3,600,000	$0.400	0.08	January 31, 2018
333,334	333,334	$1.510	0.19	March 12, 2018
1,450,000	1,450,000	$0.400	0.58	July 30, 2018
250,000	250,000	$0.300	0.97	December 19, 2018
2,625,000	2,625,000	$0.400	1.39	May 23, 2019
750,000	750,000	$0.400	1.42	June 2, 2019
4,550,000	4,550,000	$0.460	1.98	December 24, 2019
4,200,000	4,200,000	$0.500	2.41	May 27, 2020
500,000	500,000	$0.620	2.73	September 22, 2020
4,575,000	4,575,000	$0.640	2.96	December 16, 2020
250,000	166,667	$2.690	3.44	June 8, 2021
5,275,000	3,516,666	$2.650	3.48	June 23, 2021
3,300,000	2,200,000	$2.240	3.96	December 15, 2021
150,000	50,000	$3.300	4.05	January 19, 2022
250,000	83,334	$3.110	4.31	April 22, 2022
1,475,000	491,666	$2.930	4.87	November 13, 2022
4,325,000	1,441,667	$3.390	4.96	December 14, 2022
37,858,334	30,783,334

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The model requires management to make estimates, which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2017 and December 31, 2016:

	December 31,	December 31,
	2017	2016
Expected stock price volatility	81.72%	87.15%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	1.53%	0.68%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in the year	$2.13	$1.65

Share-based payments for options vested in the year ended December 31, 2017 amounted to $12,493,458 (2016 – $11,136,420) of which $9,183,667 (2016 – $8,100,213) was expensed to the statement of loss and comprehensive loss and $3,309,791 (2016 - $3,036,207) was capitalized to exploration and evaluation assets (Note 5).

Reserves

Total
Balance, December 31, 2015	$7,530,180
Exercise of options	(726,574)
Exercise of warrants	(934,361)
Share-based payments	11,136,420
Balance, December 31, 2016	$17,005,665
Exercise of options	(853,100)
Expired warrants adjustment	(595,964)
Share-based payments	12,493,458
Balance, December 31, 2017	$28,050,059